Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The sources of income (loss) before income taxes are as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Domestic	$(59,212)	$(12,487)	$(41,246)
Foreign	(8,468)	(16,866)	(19,060)
Total	$(67,680)	$(29,353)	$(60,306)

Components of income taxes are as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current:
Federal	$—	$(166)	$—
State and local	65	116	28
Foreign	8,905	5,494	5,574
Deferred:
Federal	(346)	(1,263)	—
Foreign	(5,906)	(4,157)	(1,181)
Total income tax expense	$2,718	$24	$4,421

A reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income tax expense follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Expected income tax expense at 21% for 2018 and 35% for 2017 and 2016	$(14,213)	$(10,274)	$(21,107)
Foreign tax rate differential	74	(2,914)	5,932
Foreign tax differences	4,703	(5,610)	(4,828)
Global intangible low tax income inclusion	3,443	—	—
State and local taxes	65	116	28
Nondeductible expenses	1,604	4,308	(259)
Change in U.S. tax rate	—	77,410	—
Expired capital loss	—	1,114	1,321
Valuation allowance:
Valuation allowance on expiring capital losses	—	(1,114)	(1,321)
Valuation allowance on operations	7,042	(63,012)	24,655
Total income tax expense	$2,718	$24	$4,421

As a result of passage of the Tax Cut and Jobs Act (the “Act”) in December 2017, the Company’s U.S. deferred tax assets, liabilities, and associated valuation allowance as of December 31, 2018 and 2017 have been re-measured at the new U.S. federal tax rate of 21%.
The tax effects of the cumulative temporary differences resulting in the net deferred income tax asset (liability) are as follows (in thousands):

	December 31,
	2018	2017
Deferred income tax assets:
Accrued expenses	$1,126	$1,976
Allowance accounts	6,415	2,960
Net operating loss carryforward	96,854	87,705
Equity method investment	35,292	35,292
Original issue discount	8,073	9,624
Interest limitation	5,845	—
Basis in identified intangibles	4,146	9,408
Tax credit carryforwards	5,345	6,929
Contingency accrual	—	788
Other	4,600	4,035
Total deferred income tax asset	167,696	158,717
Valuation allowance	(160,505)	(153,463)
Net deferred income tax asset	7,191	5,254
Deferred income tax liabilities:
Unbilled receivables	—	(3,501)
Total deferred income tax asset, net	$7,191	$1,753

As of December 31, 2018, the Company has a valuation allowance on substantially all net U.S. deferred tax assets. The valuation allowance was released in 2017 with respect to refundable U.S. alternative minimum tax (“AMT”) credits that will be realized as a result of provisions in the Act. A valuation allowance is established or maintained when it is “more likely than not” that all or a portion of deferred tax assets will not be realized. The Company will continue to record a valuation allowance for the substantial majority of its deferred tax assets until there is sufficient evidence to warrant reversal.
At December 31, 2018, the Company had U.S. net operating loss carryforwards of approximately $274.4 million, expiring in 2034 and beyond, and net operating loss carryforwards outside of the U.S. of approximately $153.1 million, the majority of which expires beyond 2025.
As of December 31, 2018, the Company has approximately $0.4 million of unrecognized tax benefits and does not expect to recognize any significant increases in unrecognized tax benefits during the next twelve-month period. Interest and penalties, if any, related to unrecognized tax benefits are recorded in income tax expense. During 2018, 2017 and 2016, the aggregate changes in the Company’s total gross amount of unrecognized tax benefits are summarized as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Beginning balance	$447	$1,299	$1,250
Increases in unrecognized tax benefits – current year positions	—	59	49
Decreases in unrecognized tax benefits – prior year position	—	(911)	—
Ending balance	$447	$447	$1,299

The Company’s U.S. federal tax returns for 2015 and subsequent years remain subject to examination by tax authorities. The Company is no longer subject to Internal Revenue Service (“IRS”) examination for periods prior to 2015, although carryforward attributes that were generated prior to 2015 may still be adjusted upon examination by the IRS if they either have been or will be used in a future period. In the Company’s foreign tax jurisdictions, tax returns for 2012 and subsequent years generally remain open to examination.
As of December 31, 2018, the Company considered the outside book-over-tax basis difference in its foreign subsidiaries to be in the amount of approximately $85.0 million. United States income taxes have not been provided on this basis difference as it is the Company’s intention to reinvest the undistributed earnings of its foreign subsidiaries to the extent they cannot be remitted to the United States without incurring incremental tax as provided in the Act.